INCOME TAX EXPENSE AND DEFERRED TAXES - Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate
Net income before taxes	$ 232,803,625	$ 203,208,988	$ 178,022,719
Tax expense at legal rate (27.0%)	(62,856,979)	(54,866,427)	(48,066,134)
Effect of tax rate in other jurisdictions	(2,820,546)	860,745	1,032,950
Withholding and other non-taxable income	(11,536,654)	(10,868,055)	(2,417,582)
Non-deductible expenses	(3,622,958)	(2,935,310)	(6,007,898)
Tax effect on excess tax provision in previous periods	(81,258)	13,250,594	113,747
Tax effect of price-level restatement for Chilean companies	(33,196,408)	(15,794,098)	(5,936,464)
Subsidiaries tax withholding expense and other legal tax debits and credits	9,770,165	24,175,231	6,375,982
Adjustments to tax expense	(38,667,113)	7,828,362	(7,872,215)
Total income tax expense	$ (104,344,638)	$ (46,177,320)	$ (54,905,399)
Effective rate	44.80%	22.70%	30.80%